ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of accounts receivable

Accounts receivable at December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
	USD	USD
Accounts receivable	101,379,309	126,352,173
Less: Allowance for doubtful accounts	(1,108,873)	(1,236,331)
Total	100,270,436	125,115,842

Accounts Receivable [Member]
Schedule of activity in the allowance for doubtful accounts

The activity in the allowance for doubtful accounts – accounts receivable for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Beginning balance	1,236,331	590,991	533,596
Provisions	—	655,148	23,783
Reversal of allowance	(77,624)	—	—
Foreign currency translation adjustment	(49,834)	(9,808)	33,612
Ending balance	1,108,873	1,236,331	590,991